TRADE ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2021
TRADE ACCOUNTS PAYABLE
TRADE ACCOUNTS PAYABLE

17)  TRADE ACCOUNTS PAYABLE

a)  Accounting policy

These are obligations to pay for goods, services or goods that were acquired in the normal course of business. They are initially recognized at fair value and subsequently measured at amortized cost using the effective tax rate method, if applicable.

b)  Breakdown

	12.31.21	12.31.20
Sundry suppliers (Opex, Capex, Services e Material)	6,243,614	5,741,208
Related parties (Note 29)	442,747	489,339
Amounts payable (operators, cobilling)	217,000	199,562
Interconnection / interlink	229,041	182,895
Total	7,132,402	6,613,004